Bonds and Securities (Tables)	12 Months Ended
Dec. 31, 2022
Bonds And Securities
Schedule of bonds and securities

Category	Index	12.31.2022	12.31.2021
Units in Funds (a)	CDI	353,454	284,852
Bank Deposit Certificates - CDB	96% to 101% of CDI	77,602	61,635
National Treasury Bills- LTN	10.92% p.a.	-	14,571
		431,056	361,058
	Current	93	16,121
	Noncurrent	430,963	344,937
Interbank Deposit Certificate - CDI
(a)	These are fixed income funds in the Parent Company and reserve accounts intended to comply with contracts with BNDES.